Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
Schedule of estimated useful life of property and equipment

%

Machinery	10-15
Office furniture and equipment	6 - 33
Leasehold improvements	(*)
Project in process - manufacturing plant	(**)

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

(**)	As of December 31, 2019, the manufacturing plant is under construction, depreciation of the manufacturing plant will begin upon completion of its construction.

Schedule of operating lease commitments

Operating lease commitments as of December 31, 2018	$7,441
Weighted average incremental borrowing rate as of January 1, 2019 (%)	1.45-4.01
Discounted operating lease commitments of January 1, 2019	6,795

Lease liabilities as of January 1, 2019	$6,795